April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Municipal Bond Opportunity Fund ("Fund")
            1933 Act File No.:  033-07496
            1940 Act File No.:  811-04764
            CIK No.:  0000797923

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Class T shares and Statement of Additional Information of the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 54 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 23, 2017, with the exception of the Supplement to the Class T Prospectus and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/Vickie Walton
Vickie Walton
Paralegal